Label	Element	Value
VanEck Vectors Energy Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Vectors Energy Income ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED APRIL 7, 2021 TO
THE PROSPECTUS DATED FEBRUARY 1, 2021
OF VANECK VECTORS ETF TRUST

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Vectors® ETF Trust (the “Trust”), regarding VanEck Vectors Energy Income ETF (the “Fund”) a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

The Fund’s disclosure is modified as follows:

The “Performance—Average Annual Total Returns for the Periods Ended December 31, 2020” section of the Fund’s Prospectus is hereby deleted and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2020
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to December 2, 2019, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. Therefore, performance information prior to December 2, 2019 reflects the performance of the Fund while seeking to track the Prior Index. Prior to December 2, 2019, index data reflects that of the Prior Index. From December 2, 2019, the index data will reflect that of the MVIS North America Energy Infrastructure Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes, except withholding taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	See “License Agreements and Disclaimers” for important information.
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2012
Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.
VanEck Vectors Energy Income ETF | MVIS North America Energy Infrastructure Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MVIS North America Energy Infrastructure Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)*	[1]
1 Year	rr_AverageAnnualReturnYear01	(20.08%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.67%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(12.17%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2012	[1]
VanEck Vectors Energy Income ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
Since Inception	rr_AverageAnnualReturnSinceInception	14.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2012
VanEck Vectors Energy Income ETF | VanEck Vectors Energy Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck Vectors Energy Income ETF (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	(20.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.34%)
VanEck Vectors Energy Income ETF | VanEck Vectors Energy Income ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck Vectors Energy Income ETF (return after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	(20.59%)
5 Years	rr_AverageAnnualReturnYear05	(2.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.98%)
VanEck Vectors Energy Income ETF | VanEck Vectors Energy Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck Vectors Energy Income ETF (return after taxes on distributions and sale of Fund Shares)
1 Year	rr_AverageAnnualReturnYear01	(12.08%)
5 Years	rr_AverageAnnualReturnYear05	(1.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.87%)

[1]	Prior to December 2, 2019, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. Therefore, performance information prior to December 2, 2019 reflects the performance of the Fund while seeking to track the Prior Index. Prior to December 2, 2019, index data reflects that of the Prior Index. From December 2, 2019, the index data will reflect that of the MVIS North America Energy Infrastructure Index.